Intangible Assets - Schedule of Accumulated Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Balance at beginning of period	$ 831
Balance at end of period	906	$ 831
Licenses
Intangible Assets
Balance at beginning of period	831
Balance at end of period	906	831
Accumulated amortization | Licenses
Intangible Assets
Balance at beginning of period	0	(3)
Amortization	0	(1)
Deconsolidation of subsidiaries	0	4
Balance at end of period	$ 0	$ 0